FINANCIAL EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL EXPENSE [Abstract]
Schedule of Financial Expense
Year ended December 31,
	2015	2016	2017

Interest expenses	$107	$143	$691
Fair value adjustments for deferred revenues	109	66	-
Exchange rate loss	828	630	(146)
Bank charges	101	117	58

	$1,145	$956	$603